Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000076721
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2011
Prospectus Date	rr_ProspectusDate	May 01, 2011
Pax World Global Women's Equality Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	pwfst76721_SupplementTextBlock

PAX WORLD GLOBAL WOMEN’S EQUALITY FUND

Supplement Dated December 30, 2011

to the

Prospectus

Dated May 1, 2011

The section titled “Average Annual Total Returns” table for the Global Women’s Equality Fund is deleted in its entirety and replaced with the following:

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Period ended December 31, 2010
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	These figures represent past performance, which is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 1, 2012, the performance benchmark of the Women's Equality Fund changed from the MSCI World Large Cap Index to the MSCI World Index.
Pax World Global Women's Equality Fund | Return Before Taxes | Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	10.54%
5 year	rr_AverageAnnualReturnYear05	0.10%
10 year	rr_AverageAnnualReturnYear10	1.33%
Pax World Global Women's Equality Fund | Return Before Taxes | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Institutional Class	[1],[2]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 year	rr_AverageAnnualReturnYear01	10.78%
5 year	rr_AverageAnnualReturnYear05	0.36%
10 year	rr_AverageAnnualReturnYear10	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 2006
Pax World Global Women's Equality Fund | Return After Taxes on Distributions | Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 year	rr_AverageAnnualReturnYear01	10.39%
5 year	rr_AverageAnnualReturnYear05	(0.46%)
10 year	rr_AverageAnnualReturnYear10	0.94%
Pax World Global Women's Equality Fund | Return After Taxes on Distributions and Sale of Fund Shares | Individual Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Individual Investor Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 year	rr_AverageAnnualReturnYear01	6.88%
5 year	rr_AverageAnnualReturnYear05	(0.05%)
10 year	rr_AverageAnnualReturnYear10	1.09%
Pax World Global Women's Equality Fund | MSCI World (Net) Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World (Net) Index	[3],[4]
1 year	rr_AverageAnnualReturnYear01	11.76%
5 year	rr_AverageAnnualReturnYear05	2.43%
10 year	rr_AverageAnnualReturnYear10	2.31%
Pax World Global Women's Equality Fund | MSCI World Large Cap (Net) Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Large Cap (Net) Index	[3],[5]
1 year	rr_AverageAnnualReturnYear01	10.04%
5 year	rr_AverageAnnualReturnYear05	2.24%
10 year	rr_AverageAnnualReturnYear10	1.50%
Pax World Global Women's Equality Fund | Lipper Global Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Large-Cap Core Funds Index	[3],[6]
1 year	rr_AverageAnnualReturnYear01	11.00%
5 year	rr_AverageAnnualReturnYear05	3.43%
10 year	rr_AverageAnnualReturnYear10	1.88%

[1]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Original Women's Equity Fund" ), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Original Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Original Women's Equity Fund and the Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[2]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Original Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Original Women's Equity Fund and the Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[3]	Unlike the Global Women's Equality Fund, the MSCI World (Net) Index, the MSCI World Large Cap (Net) Index and the Lipper Global Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Global Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[4]	Effective January 1, 2012, the performance benchmark of the Women's Equality Fund changed from the MSCI World Large Cap Index to the MSCI World Index. The Fund believes that the MSCI World Index better represents the investment strategies of the Women's Equality Fund, which is not limited by market capitalization. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 2010, the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[5]	The MSCI World Large Cap Index is a subset of the MSCI World Index, and has a target coverage range of approximately 70% of the free float-adjusted market capitalization within the MSCI World Index. Performance for the MSCI World Large Cap Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[6]	The Lipper Global Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Global Large-Cap Funds Average. The Lipper Global Large-Cap Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three year weighted basis) above Lipper's Global Large-Cap floor. Global Large-Cap Core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World BMI. The Lipper Global Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.